COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Purchase of grains	$ 207,188,000	$ 141,565,000	$ 112,528,000
Mortgages to banks	25,464
Incurred expenses and losses	$ 4,708,000